Schedule of Accrued Expense and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Wages and consultant costs payable	$ 3,214,000
Covenant fees
Dividends payable (Note 7)	288,200	$ 238,300
Legal expenses	91,000
Deposit liability for early exercised options
Accrued expenses	519,000	351,000	$ 261,000
Total accrued expenses and other current liabilities	$ 4,112,000	3,693,000	$ 1,969,000
Restated [Member]
Wages and consultant costs payable		2,525,000
Covenant fees		435,000
Dividends payable (Note 7)		238,000
Legal expenses		141,000
Deposit liability for early exercised options		3,000
Accrued expenses		358,000
Total accrued expenses and other current liabilities		$ 3,700,000